Certain Risks and Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Certain Risks and Concentrations [Abstract]
Schedule of customer's concentration in revenue
	Years Ended December 31,
Customers	2013	2012
A	24%	21%